Schedule of Investments (unaudited)
August 31, 2026
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 Western Asset Intermediate Maturity New York Municipals Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 88.9%
Education — 12.4%
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue, Tapestry Charter School Project, Series A	5.000%	8/1/37	$825,000	$827,025
Build NYC Resource Corp., NY, Revenue:
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/27	100,000	100,319
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/28	100,000	99,776
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/29	110,000	109,266
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/30	100,000	98,648
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/36	360,000	335,852
East Harlem Scholars Academy Charter School Project	5.750%	6/1/52	300,000	286,841 (a)
Manhattan College Project, Refunding	5.000%	8/1/35	400,000	400,447
Manhattan College Project, Refunding	5.000%	8/1/36	500,000	500,098
New York State Dormitory Authority Revenue:
New York University, Series C, Refunding	4.000%	7/1/36	1,802,000	1,804,533
Non-State Supported Debt SD Program, Refunding, AG, State Aid Withholding	5.000%	10/1/35	5,000,000	5,344,048
Non-State Supported Debt SD Program, Series A, Unrefunded, AG	5.000%	10/1/30	1,995,000	2,086,436
Troy, NY, Capital Resource Corp. Revenue:
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/27	2,000,000	2,041,066
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	900,000	930,865
Total Education				14,965,220
Health Care — 2.1%
Brookhaven, NY, Local Development Corp., Long Island Community Hospital Project, Series A, Refunding	5.000%	10/1/34	750,000	795,644
Build NYC Resource Corp., NY, Revenue, The Children’s Aid Society Project	4.000%	7/1/44	480,000	429,927
New York State Dormitory Authority Revenue, Orchard Park CCRC Inc. Obligated Group, Series A	5.125%	11/15/50	300,000	299,971
Oneida County, NY, Local Development Corp., Mohawk Valley Health System Project, Series A, Refunding, AG	4.000%	12/1/32	1,000,000	1,008,179
Total Health Care				2,533,721
Housing — 2.2%
New York City, NY, HDC Impact Revenue, Sustainable Development Bonds, Series A, HUD Section 8	4.450%	8/1/43	2,770,000	2,701,997
Industrial Revenue — 2.8%
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Series A, Refunding, AG	5.000%	3/1/28	1,000,000	1,032,864
New York State Energy Finance Development Corp. Revenue, Series 2025	5.000%	12/1/33	1,300,000	1,328,333 (b)(c)
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project, Series 2021, Refunding	3.000%	8/1/31	600,000	575,878 (d)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	500,000	510,858 (d)
Total Industrial Revenue				3,447,933
Local General Obligation — 5.7%
Nassau County, NY, Health Care Corp. Revenue, Nassau County GTD, Refunding	5.000%	8/1/28	3,500,000	3,661,849
New York City, NY, GO:
Series 1	5.000%	8/1/35	1,000,000	1,086,343
See Notes to Schedule of Investments.

Western Asset Intermediate Maturity New York Municipals Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Intermediate Maturity New York Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Local General Obligation — continued
Subseries F-1, Refunding	5.000%	8/1/35	$2,000,000	$2,172,686
Total Local General Obligation				6,920,878
Power — 4.2%
Long Island, NY, Power Authority Electric System Revenue:
Series B	3.000%	9/1/29	2,500,000	2,487,205 (b)(c)
Series B, Refunding	5.000%	9/1/48	2,500,000	2,573,751
Total Power				5,060,956
Pre-Refunded/Escrowed to Maturity — 0.0%††
New York State Dormitory Authority Revenue, Non-State Supported Debt SD Program, Series A, Refunding, AG	5.000%	10/1/30	5,000	5,236 (e)
Solid Waste/Resource Recovery — 1.3%
Rockland County, NY, Solid Waste Management Authority Revenue:
Exempt Facility General Obligation, Green Bonds, Series A	4.000%	12/15/38	625,000	598,956 (d)
Exempt Facility General Obligation, Green Bonds, Series A	4.000%	12/15/39	1,040,000	987,691 (d)
Total Solid Waste/Resource Recovery				1,586,647
Special Tax Obligation — 26.8%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	3,000,000	3,025,642
New York City, NY, TFA, Future Tax Secured Revenue, Subordinated, Subseries F-1	5.000%	2/1/47	5,000,000	5,100,166
New York State Convention Center Development Corp. Revenue, CAB, Subordinated Lien, Hotel Unit Fee Secured, Series B	0.000%	11/15/31	3,925,000	3,222,264
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 1, Series C, Refunding	5.000%	3/15/39	3,515,000	3,589,707
Group C, Series A	5.000%	3/15/42	3,060,000	3,077,558
New York State Dormitory Authority, State Personal Income Tax Revenue, Series D, Refunding	5.000%	2/15/41	2,000,000	2,057,036
New York State HFA Revenue:
State Personal Income Tax, Green Bonds, Series B-2	3.300%	12/15/28	750,000	750,401 (b)(c)
State Personal Income Tax, Green Bonds, Series B-2	3.350%	12/15/29	1,100,000	1,104,533 (b)(c)
New York State Thruway Authority, Personal Income Tax Revenue, Series A	5.000%	9/15/43	3,000,000	3,173,695
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	80,000	77,877
Restructured, Series A-1	4.550%	7/1/40	40,000	39,608
Restructured, Series A-1	4.750%	7/1/53	1,600,000	1,514,054
Restructured, Series A-2	4.329%	7/1/40	70,000	68,517
Restructured, Series A-2A	4.550%	7/1/40	1,270,000	1,257,549
Schenectady County, NY, Capital Resource Corp., Lease Revenue Bonds, One Broadway Center Project, Tax Exempt, Series A	5.250%	1/1/50	500,000	512,488
Triborough Bridge & Tunnel Authority, NY, Revenue:
Sales Tax-MTA Bridges & Tunnels, Series A	4.000%	5/15/48	3,000,000	2,731,553
MTA Bridges & Tunnels, Senior Lien, Series C, Refunding	5.000%	5/15/47	1,000,000	1,029,001
Total Special Tax Obligation				32,331,649
State General Obligation — 0.9%
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	12,094	8,838
Restructured, Series A-1	5.625%	7/1/27	5,172	5,257
See Notes to Schedule of Investments.

Western Asset Intermediate Maturity New York Municipals Fund 2026 Quarterly Report

 Western Asset Intermediate Maturity New York Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
State General Obligation — continued
Restructured, Series A-1	5.625%	7/1/29	$10,203	$10,721
Restructured, Series A-1	5.750%	7/1/31	9,910	10,696
Restructured, Series A-1	4.000%	7/1/33	9,398	9,365
Restructured, Series A-1	4.000%	7/1/35	228,447	225,143
Restructured, Series A-1	4.000%	7/1/37	685,000	664,431
Restructured, Series A-1	4.000%	7/1/41	104,857	97,393
Restructured, Series A-1	4.000%	7/1/46	10,251	9,108
Subseries CW	0.000%	11/1/43	36,106	25,771 (c)
Total State General Obligation				1,066,723
Transportation — 22.0%
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Series A	5.000%	11/15/34	5,000,000	5,060,541
MTA, NY, Transportation Revenue:
Green Bonds, Series B, Refunding	5.000%	11/15/26	1,000,000	1,004,942
Green Bonds, Series E, Refunding	4.000%	11/15/26	2,000,000	2,005,825
Series A-2	5.000%	5/15/30	1,250,000	1,325,275 (b)(c)
Series B, Refunding	5.000%	11/15/37	1,000,000	1,002,343
New York State Bridge Authority Revenue, Series A	4.000%	1/1/46	725,000	665,031
New York State Thruway Authority Revenue, Series L, Refunding	5.000%	1/1/31	1,750,000	1,798,019
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	1,200,000	1,222,180 (d)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	5,100,000	5,185,327 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	1,250,000	1,283,211 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	5.500%	6/30/44	1,000,000	1,036,885 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	5.000%	6/30/49	500,000	492,184 (d)
John F. Kennedy International Airport Terminal Four Project, Series C, Refunding	5.000%	12/1/37	2,500,000	2,613,500
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding	5.500%	12/31/54	150,000	151,022 (d)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AG	4.500%	12/31/54	300,000	277,121 (d)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series B, Refunding, AG, Step bond (0.000% to 12/31/34 then 5.000%)	0.000%	12/31/54	150,000	96,453 (d)
Port Authority of New York & New Jersey Revenue, Consolidated Series 226, Refunding	5.000%	10/15/37	1,250,000	1,297,188 (d)
Total Transportation				26,517,047
Water & Sewer — 8.5%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2023, Series DD, Refunding	4.125%	6/15/46	2,000,000	1,857,491
Second General Resolution Fiscal 2023, Series DD, Refunding	4.125%	6/15/47	3,000,000	2,768,945
Series AA2, Refunding	5.000%	6/15/50	5,000,000	5,100,650
See Notes to Schedule of Investments.

Western Asset Intermediate Maturity New York Municipals Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Intermediate Maturity New York Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Water & Sewer — continued
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	$500,000	$502,550 (a)
Total Water & Sewer				10,229,636

Total Municipal Bonds (Cost — $109,202,774)				107,367,643
Municipal Bonds Deposited in Tender Option Bond Trusts(f) — 2.5%
Leasing — 1.3%
New York State Urban Development State Sales Revenue, Series A	5.000%	3/15/47	1,500,000	1,543,443
Water & Sewer — 1.2%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-3, Refunding	5.000%	6/15/47	1,435,000	1,473,530

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $2,997,051)				3,016,973

Total Investments before Short-Term Investments (Cost — $112,199,825)				110,384,616
Short-Term Investments — 9.2%
Municipal Bonds — 9.2%
General — 0.6%
New York City, NY, TFA, Future Tax Secured Revenue, Series H-2, SPA - TD Bank N.A.	2.900%	11/1/54	700,000	700,000 (g)(h)
General Obligations — 0.8%
New York City, NY, GO, Subseries E-5, LOC - TD Bank N.A.	2.900%	3/1/48	900,000	900,000 (g)(h)
Health Care — 0.2%
New York City, NY, Health and Hospitals Corp. Revenue, Series C, Refunding, LOC - TD Bank N.A.	2.300%	2/15/31	195,000	195,000 (g)(h)
Housing — 2.1%
New York City, NY, HDC, MFH Revenue, Green Bonds, Series I-3, SPA - TD Bank N.A.	2.260%	11/1/60	200,000	200,000 (g)(h)
New York City, NY, Multi-Family Rental HDC Revenue, Related-Sierra Development, Series A, LOC - FNMA	2.370%	3/15/33	1,600,000	1,600,000 (d)(g)(h)
New York State HFA Revenue:
10 Liberty Street Realty LLC, Series A, LIQ - FHLMC, LOC - FHLMC	2.260%	5/1/35	365,000	365,000 (g)(h)
363 West 30th Street Housing, Series A, LIQ - FHLMC, LOC - FHLMC	2.370%	11/1/32	400,000	400,000 (d)(g)(h)
Total Housing				2,565,000
Other — 0.4%
Battery Park City Authority Junior Revenue, NY, Subseries D-2, Refunding, SPA - TD Bank N.A.	2.900%	11/1/38	500,000	500,000 (g)(h)
State General Obligation — 2.6%
New York City, NY, GO, Subseries A-4, SPA - TD Bank N.A.	2.900%	9/1/49	3,140,000	3,140,000 (g)(h)
Tax Allocation — 0.4%
New York City, NY, TFA, Future Tax Secured Revenue, Subordinated, Subseries A-4, SPA - JPMorgan Chase & Co.	3.000%	8/1/45	500,000	500,000 (g)(h)
Transportation — 0.1%
MTA, NY, Transportation Revenue, Subseries G-2, Refunding, LOC - TD Bank N.A.	2.300%	11/1/32	100,000	100,000 (g)(h)
Water & Sewer — 2.0%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2010, Series CC, SPA - State Street Bank & Trust Co.	2.900%	6/15/41	1,000,000	1,000,000 (g)(h)
See Notes to Schedule of Investments.

Western Asset Intermediate Maturity New York Municipals Fund 2026 Quarterly Report

 Western Asset Intermediate Maturity New York Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Water & Sewer — continued
Second General Resolution Fiscal 2014, Series AA-3, Refunding, SPA - TD Bank N.A.	2.900%	6/15/49	$1,100,000	$1,100,000 (g)(h)
Second General Resolution, Fiscal 2014, Subseries AA-5, Refunding, SPA - Mizuho Bank Ltd.	2.900%	6/15/48	350,000	350,000 (g)(h)
Total Water & Sewer				2,450,000

Total Short-Term Investments (Cost — $11,050,000)				11,050,000
Total Investments — 100.6% (Cost — $123,249,825)				121,434,616
TOB Floating Rate Notes — (1.4)%				(1,705,000)
Other Assets in Excess of Other Liabilities — 0.8%				1,009,751
Total Net Assets — 100.0%				$120,739,367

(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Maturity date shown represents the mandatory tender date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(f)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust..
(g)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
CAB	—	Capital Appreciation Bonds
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HDC	—	Housing Development Corporation
HFA	—	Housing Finance Agency
HUD	—	Housing & Urban Development
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MFH	—	Multi-Family Housing
MTA	—	Metropolitan Transportation Authority
SD	—	School District
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TFA	—	Transitional Finance Authority
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Intermediate Maturity New York Municipals Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Intermediate Maturity New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Intermediate Maturity New York Municipals Fund 2026 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$107,367,643	—	$107,367,643
Municipal Bonds Deposited in Tender Option Bond Trusts	—	3,016,973	—	3,016,973
Total Long-Term Investments	—	110,384,616	—	110,384,616
Short-Term Investments†	—	11,050,000	—	11,050,000
Total Investments	—	$121,434,616	—	$121,434,616

†	See Schedule of Investments for additional detailed categorizations.

Western Asset Intermediate Maturity New York Municipals Fund 2026 Quarterly Report